Accounts Receivable (Tables) - Trade receivables [member]	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Aging Analysis of Accounts Receivable, Net of Loss Allowance

Aging analysis of accounts receivable, net of loss allowance is as follows:

	As of	As of
	December 31, 2018	December 31, 2017
	Million	Million

Within 30 days	11,160	13,711
31 - 60 days	3,680	3,002
61 - 90 days	2,358	1,798
Over 90 days	9,342	5,642

	26,540	24,153

Summary of Changes in Loss Allowance of Accounts Receivable

The following table summarizes the changes in loss allowance of accounts receivable:

	2018	2017
	Million	Million

As of January 1 (As previously reported)	5,668	5,762
Changes in accounting policy - IFRS 9	195	—

As of January 1 (As restated)	5,863	5,762
Impairment loss recognized	4,480	3,415
Accounts receivable written off	(3,074)	(3,509)

As of December 31	7,269	5,668